COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LEASE EXPENSE	The components of lease expense were as follows:
For the Year Ended May 31, 2021

Operating lease	$1,506,090
Interest on lease liabilities	148,039
Total net lease cost	$1,654,129

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental balance sheet information related to leases was as follows:

	November 30, 2021	May 31, 2021

Operating leases:
Operating lease ROU assets – net	$3,087,387	$3,797,527

Current operating lease liabilities, included in current liabilities	1,399,186	1,466,409
Noncurrent operating lease liabilities, included in long-term liabilities	1,799,273	2,431,144
Total operating lease liabilities	$3,198,459	$3,897,553

Supplemental balance sheet information related to leases was as follows:

	May 31, 2021	May 31, 2020

Operating leases:
Operating lease ROU assets – net	$3,797,527	$4,770,280

Current operating lease liabilities, included in current liabilities	$1,466,409	$1,288,216
Noncurrent operating lease liabilities, included in long-term liabilities	2,431,144	3,482,064
Total operating lease liabilities	$3,897,553	$4,770,280

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense were as follows:

	For the Three Months Ended	For the Three Months Ended
	November 30, 2021	November 30, 2020
Operating lease	$430,483	$383,860
Interest on lease liabilities	34,948	47,324
Total net lease cost	$465,431	$431,184

	For the Six Months Ended	For the Six Months Ended
	November 30, 2021	November 30, 2020
Operating lease	$792,684	$737,424
Interest on lease liabilities	87,332	98,065
Total net lease cost	$880,016	$835,489

Supplemental cash flow and other information related to leases was as follows:

	For the Year Ended May 31, 2021	For the Period from October 28, 2019 (Inception) Through May 31, 2020

ROU assets obtained in exchange for lease liabilities:
Operating leases	$223,242	$4,770,280
Weighted average remaining lease term (in years):
Operating leases	4.04	4.48
Weighted average discount rate:
Operating leases	4.25%	4.25%

SCHEDULE OF MINIMUM LEASE PAYMENTS

Future minimum lease payments under noncancelable operating leases are as follows:

Twelve Months Ending November 30,
2022	$1,500,001
2023	525,640
2024	509,667
2025	354,528
2026	211,383
Thereafter	373,181
Total lease payments	3,474,400
Less: imputed interest	(275,941)
Total lease obligations	$3,198,459

As of May 31, 2021, future minimum lease payments under noncancelable operating leases are as follows:

Future Minimum Payments for the Twelve Months Ending May 31,
2022	$1,598,287
2023	958,942
2024	528,755
2025	455,771
2026	256,978
Thereafter	467,008
Total lease payments	4,265,740
Less: imputed interest	(368,187)
Total lease obligations	$3,897,553

SCHEDULE OF SUPPLEMENTAL CASH FLOW AND OTHER INFORMATION

Supplemental cash flow and other information related to leases was as follows:

	For the Six Months Ended November, 2021	For the Six Months Ended November, 2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating leases	$-	$639,338
ROU assets obtained in exchange for lease liabilities:
Operating leases	$-	$223,242
Weighted average remaining lease term (in years):
Operating leases	3.90	4.20
Weighted average discount rate:
Operating leases	4.25%	4.25%